MINERAL RIGHTS AND PROPERTIES (Schedule of Assets and Liabilities Disposed) (Details) - XHP Project [Member] - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2019	Apr. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Total consideration per share transfer agreement	$ 7,330	$ 7,300
Less: amounts owed to Henan Found	(1,112)	$ 1,100
Net consideration	6,218
Prepaids and deposits	124
Inventories	198
Plant and equipment	247
Mineral rights and properties	7,597
Accounts payable and accrued liabilities	(2,211)
Deposits received	(925)
Environmental rehabilitation	(289)
Total assets and liabilities disposed of	4,741
Gain on disposal of mineral rights and properties	$ 1,477